Note 4 - Segmental Financial Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Voyage revenue	$ 616,189	$ 558,937
Income from investments in leaseback vessels	1,477	0
- Net income	216,258	245,024
Total Assets	5,308,254		$ 4,896,229
Intersegment Eliminations [Member]
Voyage revenue	0
Intersegment voyage revenue	(3,079)
Income from investments in leaseback vessels	0
- Net income	0
Total Assets	(2,718)		(1,002)
Container Vessels Segment [Member] | Operating Segments [Member]
Voyage revenue	406,917	380,260
Intersegment voyage revenue	0
Income from investments in leaseback vessels	0
- Net income	306,067	168,559
Total Assets	3,240,823		3,272,559
Dry Bulk Vessels Segment [Member] | Operating Segments [Member]
Voyage revenue	74,347	178,677
Intersegment voyage revenue	3,079
Income from investments in leaseback vessels	0
- Net income	(31,715)	75,689
Total Assets	724,177		771,027
Costamare Bulkers Inc. (“CBI”) [Member] | Operating Segments [Member]
Voyage revenue	133,448
Intersegment voyage revenue	0
Income from investments in leaseback vessels	0
- Net income	(57,516)
Total Assets	508,833		101,807
Neptune Maritime Leasing Limited (“NML”) [Member] | Operating Segments [Member]
Voyage revenue	0
Intersegment voyage revenue	0
Income from investments in leaseback vessels	1,477
- Net income	571
Total Assets	98,280
Other [Member] | Operating Segments [Member]
Voyage revenue	0	0
Intersegment voyage revenue	0
Income from investments in leaseback vessels	0
- Net income	(1,149)	776
Total Assets	738,859		751,838
Total [Member]
Voyage revenue	614,712	558,937
Intersegment voyage revenue	0
Income from investments in leaseback vessels	1,477
- Net income	216,258	$ 245,024
Total Assets	$ 5,308,254		$ 4,896,229